Equity instruments	12 Months Ended
Dec. 31, 2020
Equity Instruments Abstract
Equity instruments	Equity instruments
a) Breakdown
The detail, by classification and type, of Equity instruments in the consolidated balance sheets is as follows:

EUR million
	2020	2019	2018
Classification
Financial assets held for trading	9,615	12,437	8,938
Non-trading financial assets mandatorily at fair value through profit or loss	3,234	3,350	3,260
Financial assets designated at fair value through other comprehensive income	2,783	2,863	2,671
	15,632	18,650	14,869
Type
Shares of Spanish companies	3,364	3,711	3,448
Shares of foreign companies	10,437	12,682	9,107
Shares of investment funds	1,831	2,257	2,314
	15,632	18,650	14,869
Note 29 contains a detail of the 'Other comprehensive income', recognised in equity, on 'Financial assets designated at fair value through other comprehensive income'.
b) Changes
The changes in 'Financial assets at fair value through other comprehensive income' were as follows:

EUR million
	2020	2019	2018
Balance at beginning of the year	2,863	2,671	3,169
Net additions (disposals)	837	221	(324)
Valuation adjustment and other items	(917)	(29)	(174)
Balance at end of year	2,783	2,863	2,671
c) Notifications of acquisitions of investments
The notifications of the acquisitions and disposals of holdings in investees made by the Bank in 2020, in compliance with Article 155 of the Spanish Limited Liability Companies Law and Article 125 of Spanish Securities Market Law 24/1998, are listed in appendix IV.